REDEEMABLE CONVERTIBLE PREFERRED STOCK - Unpaid Dividends for Preferred Stock (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Unpaid dividends of preferred stock	$ 15,700	$ 8,933
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Unpaid dividends of preferred stock	10,564	7,237
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Unpaid dividends of preferred stock	$ 5,136	$ 1,696